Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 188,150	$ 199,951
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	63,714	75,191
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	122,678	120,498
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	1,758	4,262
Israel [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 105,300	$ 101,400